Rule 497(e)

File Nos. 333-01153 and 811-07549

SCHWAB SELECT ANNUITY®

SUPPLEMENT DATED August 15, 2006

To the Prospectus dated May 1, 2006 for the

Variable Annuity-1 Series Account

of Great-West Life & Annuity Insurance Company

Dear Schwab Select Annuity® Contract Owner:

Effective August 31, 2006, the investment objectives for the PIMCO VIT High Yield Portfolio, PIMCO VIT Low Duration Portfolio and the PIMCO VIT Total Return Portfolio will change so that each Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The investment objective for the PIMCO VIT High Yield Portfolio is modified as follows:

Effective immediately, the sentence which reads “The Portfolio normally will hedge at least 75% of its exposure to the foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates” is deleted in its entirety and replaced with the following:

“Currently the Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. Effective August 31, 2006, the foregoing policy will change, so that the Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The investment objective for the PIMCO VIT Low Duration Portfolio is modified as follows:

Effective immediately, the sentence which reads “The Portfolio normally will hedge at least 75% of its exposure to the foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates” is deleted in its entirety and replaced with the following:

“Currently the Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. Effective August 31, 2006, the foregoing policy will change, so that the Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The investment objective for the PIMCO VIT Total Return Portfolio is modified as follows:

Effective immediately, the sentence which reads “The Portfolio normally will hedge at least 75% of its exposure to the foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates” is deleted in its entirety and replaced with the following:

“Currently the Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. Effective August 31, 2006, the foregoing policy will change, so that the Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The foregoing changes should be reflected on pages 15 and 16 of your Prospectus.

This Supplement must be accompanied by or read in conjunction with the current Prospectus, dated May 1, 2006. Please keep this supplement for future reference.